Borrowings - Reconciliation of movement in financial liabilities to cash flow statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Net debt at beginning of the year	£ (9,868)	£ 246
Cash flows	1,078	(9,596)
Foreign exchange	420	(768)
Fair value adjustments, interest and other movements	(144)	250
Net debt at end of the year	(8,514)	(9,868)
Total financial liabilities arising from financing activities
Borrowings
Net debt at beginning of the year	(10,479)	(160)
Cash flows	680	(9,786)
Foreign exchange	435	(783)
Fair value adjustments, interest and other movements	(144)	250
Net debt at end of the year	(9,508)	(10,479)
Long-term borrowings
Borrowings
Net debt at beginning of the year	(9,886)
Cash flows	243	(9,209)
Foreign exchange	412	(772)
Fair value adjustments, interest and other movements	520	95
Net debt at end of the year	(8,711)	(9,886)
Short-term borrowings
Borrowings
Net debt at beginning of the year	(320)	(41)
Cash flows	310	(277)
Foreign exchange	15
Fair value adjustments, interest and other movements	(563)	(2)
Net debt at end of the year	(558)	(320)
Lease liabilities
Borrowings
Net debt at beginning of the year	(161)	(117)
Cash flows	55	45
Foreign exchange	8	(11)
Fair value adjustments, interest and other movements	(39)	(78)
Net debt at end of the year	(137)	(161)
Derivative financial instruments
Borrowings
Net debt at beginning of the year	(112)	(2)
Cash flows	72	(345)
Fair value adjustments, interest and other movements	(62)	235
Net debt at end of the year	(102)	(112)
Cash and cash equivalents net of bank overdrafts
Borrowings
Net debt at beginning of the year	611	406
Cash flows	398	190
Foreign exchange	(15)	15
Net debt at end of the year	£ 994	£ 611